Annual Total Returns- Vanguard Pacific Stock Index Fund (Institutional) [BarChart] - Institutional - Vanguard Pacific Stock Index Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(13.83%)	15.67%	17.57%	(4.57%)	2.52%	5.32%	28.54%	(13.83%)	17.62%	16.55%